Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of Detailed Information About Capital

	2022	2021
Long-term debt	$11,445	$14,694
Less: cash and cash equivalents	920	744
Long-term debt, net	$10,525	$13,950
Total shareholders’ equity	$38,175	$36,945
Debt to book capitalization	22%	27%